Accumulated Other Comprehensive Income - Summary of the Reclassifications Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 165,122	$ 17,044	$ 16,365
Portion of net (gain) loss recognized in other comprehensive income, before taxes	206	(701)	(31)
Provision for income taxes	(206,243)	(41,013)	(34,999)
Net income	309,508	74,101	69,178
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	(96,617)	(2,846)	(8,997)
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(147,965)	(5,203)	(13,866)
Provision for income taxes	51,788	1,821	4,853
Net income	(96,177)	(3,382)	(9,013)
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net (gain) loss recognized in other comprehensive income, before taxes	(677)	824	24
Provision for income taxes	237	(288)	(8)
Net income	$ (440)	$ 536	$ 16